Acquisition of Clear RF LLC (Details) - Schedule of purchase price	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of purchase price [Abstract]
Purchase price	$ 700,000
Less: Net assets acquired
Net identifiable tangible assets	127,106
Net identifiable intangible assets	522,637
Other Assets	649,743
Goodwill	$ 50,257